UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07540
                 ----------------------------------------------

                       Global High Income Dollar Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2003

Item 1.  Reports to Stockholders.

[UBS LOGO] Global Asset
           Management

     Global High Income
     Dollar Fund Inc.
     Annual Report
     October 31, 2003

Global High Income Dollar Fund Inc.

December 15, 2003                                    ---------------------------
                                                     Global High Income Dollar
Dear Shareholder,                                    Fund Inc.

We present you with the annual report for Global     Investment Goals:
High Income Dollar Fund Inc. for the 12 months
ended October 31, 2003.                              Primarily, high level of
                                                     current income;
Performance                                          secondarily, capital
                                                     appreciation.
Over the review period, the Fund's net asset value
return was 25.64%, compared to the 41.75% return
of the Fund's peers, as measured by the Lipper       Portfolio Management:
Emerging Market Debt Funds median. On a market
price basis, the Fund returned 36.52% over the       Portfolio Management Team,
12-month period, compared to the median's return     including Maria Mednikov
of 46.75% over the same timeframe. (For more on      Loucks and Uwe Schillhorn
the Fund's performance, please refer to              UBS Global Asset Management
"Performance At A Glance" on page 5).                (US) Inc.

During the period, the Fund did not use leverage,    Commencement:
which has a tendency to magnify a Fund's upside
and downside returns, and may create wider           October 8, 1993
dispersions of returns between the Fund and its
peer group. This was the primary reason behind the   NYSE Symbol:
Fund's underperformance of the Lipper median.
                                                     GHI
An Interview with Representatives of the Portfolio
Management Team                                      Dividend Payments:

Q. How did emerging market debt perform over         Monthly
   the reporting period?                             ---------------------------

A. Aside from a brief setback in the summer of 2003--which we discuss in more detail on the next page--emerging market debt generated strong performance during the Fund's fiscal year, returning 27.83% as measured by the JP Morgan Emerging Market Bond Index--Global (EMBIG), a widely recognized indicator of emerging market debt performance. The market generated strong returns as investors' increasing appetite for risk--largely due to the short duration of major military combat in Iraq, low interest rates in developed markets and improving global economic conditions--provided the impetus that drove virtually every sector of the market into positive territory.

--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Q. What caused emerging market debt to weaken in the summer of 2003?

A. Emerging market debt followed the lead of the US Treasury market, selling off in June and July of 2003 as investors reacted to the Federal Reserve Board's June interest rate cut and its apparently receding concerns about deflation. However, prices quickly stabilized, then rebounded, for much of the remainder of the reporting period.

Q. The Fund returned over 25% during the fiscal year. What were some of the drivers behind this performance?

A. Throughout the period, the Fund maintained an overweight in Russia, where market fundamentals were steadily improving. Ultimately, Russian debt performed very well over the reporting period. Additionally, our increased exposure to lower-quality, higher yielding debt was also beneficial, as this area of the market outperformed higher-rated credits.

Q. We know that leverage was a major factor behind the Fund's underperformance versus its Lipper median. What were some other factors that affected the Fund's performance over the fiscal year?

A. The Fund's initial underweight to Brazil, a country that performed very strongly over the reporting period, was another significant factor behind the Fund's underperformance of its Lipper median. Brazil's PT (Worker's Party) government has made substantial progress in obtaining legislative approval of its social security and tax reform initiatives--something the prior Cardoso administration was unable to do with its own reform package. Although growth in Brazil has suffered from the extremely high real interest rates that have been maintained by the Brazilian central bank to ward off inflationary pressure, the country now stands to benefit from a cycle of declining inflation and lower domestic interest rates. During the fiscal year, we gradually increased the Fund's exposure in Brazil as we became more positive about its long-term prospects, and ended the period with a near-EMBIG weight in the country.

   The Fund's cash position also detracted from results. On several occasions, we perceived that emerging market debt valuations had reached stretched limits. Our cash position rose during these periods if we were unable to find bonds in which to invest at what we felt were reasonable prices. This hurt relative performance as, by and large, the market continued to rise.


--------------------------------------------------------------------------------
2

Global High Income Dollar Fund Inc.

Q. Turkish bonds performed well over the period. What was the Fund's exposure to Turkish bonds and how did this impact performance?

A. The Fund was underweight in Turkish bonds, and this strategy hurt relative performance. Despite the positive impact of International Monetary Fund/ World Bank and US Treasury support to Turkey's balance of payments in the short term, we believe that this debt buildup will be negative for Turkey over the longer term. Eventually, these loans will have to be paid back, and multilateral lending is, de facto, senior to private lending. We also feel that Turkey faces a number of risks in connection with its proximity to Iraq, and it faces substantial challenges in its efforts to join the European Union.

Q. How did you adjust the Fund's portfolio as the fiscal year progressed?

A. There were a number of lower-weighted credits in which we did not invest, either because we thought bond valuations were too high (Bulgaria, Croatia, Egypt, Morocco, Pakistan, Poland, South Africa and South Korea), or transparency was too low (Lebanon, Dominican Republic, Cote d'Ivoire and Nigeria). We are in the process of replacing these types of credits with non-EMBIG investments, where we believe the valuations are better and where we understand the investment issues more comprehensively.

   We also accumulated an approximately 1.45% position in the Thai baht, as we believe Thailand's balance of payments supports its currency. Furthermore, the credit quality of its commercial banks appears to be improving. The baht should also benefit if other currencies in the region, such as the yen or the Chinese renminbi, rise against the US dollar.

Q. How is the Fund positioned going forward?

A. While emerging debt market spreads have narrowed sharply, we presently don't see any material elevation of fundamental risks to the sector's valuations. To summarize our present strategy, we are seeking to keep the Fund close to EMBIG exposures in the major credits, to keep cash levels low, to find special cases to replace unattractive EMBIG credits, and to watch for developments that could reverse the near-term bullish influences on the sector.

   As of October 31, 2003, the Fund was slightly overweight EMBIG exposure to two of the big three sector credits--Brazil and Russia. Conversely, the Fund was underweight Mexico, although the lower weight is offset partially because the Fund's holdings are mostly in longer-duration global bonds.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

--------------------------------------------------------------------------------
Portfolio Management Change

In November 2003, the Fund moved from having a single portfolio manager who was primarily responsible for its day-to-day management, to management by an investment team. Investment decisions for the Fund are now being made collectively by a global fixed income portfolio management team that does not include the former portfolio manager. This change brings the Fund more in line with UBS Global Asset Management's team approach to investment management--an approach that we believe provides a forum for intellectual debate and the exploration of ramifications of investment decisions.

The Fund's investment advisor and administrator remains UBS Global Asset Management (US) Inc., an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management division. UBS Global Asset Management had approximately $434 billion in assets under management worldwide as of September 30, 2003, and has a long history of managing global fixed income assets dating back to 1981. As of October 31, 2003, this division was managing global fixed income assets totaling approximately $16.5 billion. UBS Global Asset Management (US) had approximately $66.5 billion in assets under management as of September 30, 2003.
--------------------------------------------------------------------------------

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com/ globalam-us.

Sincerely,

/s/ JOSEPH A. VARNAS                      /s/ MARIA MEDNIKOV LOUCKS

Joseph A. Varnas                          Maria Mednikov Loucks
President                                 Portfolio Management Team Member
Global High Income Dollar Fund Inc.       Global High Income Dollar Fund Inc.
Managing Director                         Director
UBS Global Asset Management (US) Inc.     UBS Global Asset Management (US) Inc.


--------------------------------------------------------------------------------
4

Global High Income Dollar Fund Inc.

/s/ UWE SCHILLHORN

Uwe Schillhorn
Portfolio Management Team Member
Global High Income Dollar Fund Inc.
Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended October 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sol by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

Performance At A Glance

Average Annual Returns for Periods Ended 10/31/03

                                           6 months  1 year   5 years   10 years
================================================================================
Net Asset Value Returns*
--------------------------------------------------------------------------------
Global High Income Dollar Fund Inc.           6.58%   25.64%    16.00%    11.10%
--------------------------------------------------------------------------------
Lipper Emerging Market Debt Funds median**    9.73    41.75     19.26     11.55
================================================================================
Market Price Returns*
--------------------------------------------------------------------------------
Global High Income Dollar Fund Inc.          11.21%   36.52%    21.70%    13.17%
--------------------------------------------------------------------------------
Lipper Emerging Market Debt Funds median**   11.03    46.75     17.98     12.61
================================================================================

 * Past performance does not predict future performance. The return and value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market returns assume that dividends are reinvested at prices according to the dividend reinvestment plan. NAV and market returns for periods of one or less have not been annualized.
** Lipper peer group data calculated by Lipper Inc.; used with permission. The
   Lipper median is the return of the fund that places in the middle of the Lipper Emerging Markets Debt Funds peer group.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Portfolio Statistics

Characteristics*                        10/31/03        04/30/03        10/31/02
================================================================================
Net Asset Value                           $15.92          $15.79          $14.14
--------------------------------------------------------------------------------
Market Price                              $17.07          $16.15          $13.87
--------------------------------------------------------------------------------
12-Month Dividends/
 Distributions                           $1.6840         $1.5874         $1.5782
--------------------------------------------------------------------------------
Dividend/Distribution
 at Period-End                           $0.1461         $0.1403         $0.1280
--------------------------------------------------------------------------------
Net Assets (mm)                           $309.5          $306.9          $275.0
--------------------------------------------------------------------------------

Currency Exposure**                     10/31/03        04/30/03        10/31/02
================================================================================
U.S. Dollar Denominated                    98.2%           97.9%           96.1%
--------------------------------------------------------------------------------
Foreign Denominated                         1.8             2.1             3.9
--------------------------------------------------------------------------------
Total                                     100.0%          100.0%          100.0%
================================================================================

Top 10 Countries
(excluding U.S.)**  10/31/03                     04/30/03                     10/31/02
======================================================================================
Brazil                 20.0%  Russia                20.0%  Russia                19.5%
--------------------------------------------------------------------------------------
Russia                 17.0   Brazil                17.6   Mexico                16.7
--------------------------------------------------------------------------------------
Mexico                 14.4   Mexico                14.8   Brazil                 9.0
--------------------------------------------------------------------------------------
Venezuela               5.0   Malaysia               4.3   Philippines            5.0
--------------------------------------------------------------------------------------
Trinidad & Tobago       3.2   Venezuela              4.0   Venezuela              4.9
--------------------------------------------------------------------------------------
Panama                  3.2   Trinidad & Tobago      3.8   Korea                  4.7
--------------------------------------------------------------------------------------
Malaysia                3.2   Peru                   3.6   Malaysia               4.6
--------------------------------------------------------------------------------------
Peru                    2.7   Colombia               3.2   Hungary                3.9
--------------------------------------------------------------------------------------
Philippines             2.3   Panama                 3.0   Trinidad & Tobago      3.2
--------------------------------------------------------------------------------------
Colombia                2.0   Philippines            2.4   Panama                 2.8
--------------------------------------------------------------------------------------
Total                  73.0%                        76.7%                         74.3%
======================================================================================

Credit Quality**                          10/31/03       04/30/03       10/31/02
================================================================================
A1/P1                                         8.7%           6.6%          10.2%
--------------------------------------------------------------------------------
A                                             2.1            4.1            3.9
--------------------------------------------------------------------------------
BBB                                          24.2           23.6           32.0
--------------------------------------------------------------------------------
BB                                           28.2           33.7           29.1
--------------------------------------------------------------------------------
B                                            22.4           18.9           16.5
--------------------------------------------------------------------------------
CCC                                           8.9            7.4            1.7
--------------------------------------------------------------------------------
CC                                             --             --            2.1
--------------------------------------------------------------------------------
Selective Default                             1.9            1.9             --
--------------------------------------------------------------------------------
Non-Rated                                     1.6            2.5            3.1
--------------------------------------------------------------------------------
Net Receivable                                2.0            1.3            1.4
--------------------------------------------------------------------------------
Total                                       100.0%         100.0%         100.0%
================================================================================

 * Prices and other characteristics will vary over time.
** Weightings represent percentages of net assets as of the dates indicated. The
   Fund's portfolio is actively managed and its composition will vary over time. Past performance is no guarantee of future results. The value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
6

Global High Income Dollar Fund Inc.

Portfolio of Investments -- October 31, 2003

Principal
  Amount                                                Maturity        Interest
  (000)*                                                  Dates           Rates       Value
---------------------------------------------------------------------------------------------
Long-Term Debt Securities--89.42%
---------------------------------------------------------------------------------------------
Algeria--1.63%
       $ 5,268   The People's Democratic Republic of
                   Algeria Loan Participation, Tranche
                   3 (JP Morgan Chase Bank) (1)(2)      03/04/10         2.063%+   $5,057,684
---------------------------------------------------------------------------------------------
Argentina--1.88%
        13,333   Republic of Argentina (3)              06/19/31        12.000      3,399,969
---------------------------------------------------------------------------------------------
         5,000   Republic of Argentina, PAR (3)         03/31/23         6.000      2,412,500
---------------------------------------------------------------------------------------------
                                                                                    5,812,469
=============================================================================================
Brazil--19.95%
                                                        08/07/11 to      8.875 to
        34,270   Federal Republic of Brazil             08/17/40        11.000     31,638,675
---------------------------------------------------------------------------------------------
        16,316   Federal Republic of Brazil, C          04/15/14         8.000     15,276,026
---------------------------------------------------------------------------------------------
         5,000   Federal Republic of Brazil, DCB        04/15/12         2.063+     4,218,750
---------------------------------------------------------------------------------------------
        10,000   Federal Republic of Brazil, DISC       04/15/24         2.000+     7,962,500
---------------------------------------------------------------------------------------------
         2,912   Federal Republic of Brazil, NMB        04/15/09         2.063+     2,664,352
---------------------------------------------------------------------------------------------
                                                                                   61,760,303
=============================================================================================
Chile--0.35%
         1,000   Codelco, Inc.                          11/30/12         6.375      1,074,584
=============================================================================================
China--1.27%
         3,985   People's Republic of China             10/29/13         4.750      3,934,319
=============================================================================================
Colombia--2.03%
         6,250   Republic of Colombia                   01/28/33        10.375      6,281,250
=============================================================================================
Ecuador--1.19%
         5,500   Republic of Ecuador                    08/15/30         7.000++    3,685,000
=============================================================================================
El Salvador--0.97%
         2,900   Republic of El Salvador                01/24/23         7.750      2,987,000
=============================================================================================
Hungary--0.79%
 HUF   563,000   Republic of Hungary                    05/12/06         8.500      2,454,785
=============================================================================================
Indonesia--2.81%
       $12,000   Republic of Indonesia 1995 Loan
                   Participation (Deutsche Bank AG,
                   Singapore Branch) (1)(2)             12/14/19        2.125+      8,700,000
=============================================================================================
Malaysia--3.17%
                                                        10/18/06 to      7.125 to
         8,784   Petroliam Nasional Berhad              10/15/26         7.625      9,821,039
=============================================================================================
Mexico--14.41%
                                                        05/15/07 to      8.020 to
         1,920   PEMEX Finance Ltd.                     08/15/17        10.610      2,403,440
---------------------------------------------------------------------------------------------
         3,000   PEMEX Finance Ltd. (2)                 11/15/18         9.150      3,554,418
---------------------------------------------------------------------------------------------
         2,500   PEMEX Project Funding Master Trust     02/01/22         8.625      2,725,000
---------------------------------------------------------------------------------------------
                                                        02/17/09 to      8.125 to
---------------------------------------------------------------------------------------------
        26,322   United Mexican States                  08/15/31        11.500     33,058,540
---------------------------------------------------------------------------------------------
 MXN    27,469   United Mexican States                  07/14/11        10.500      2,851,806
---------------------------------------------------------------------------------------------
                                                                                   44,593,204
=============================================================================================

--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Portfolio of Investments -- October 31, 2003

Principal
  Amount                                                Maturity        Interest
  (000)*                                                  Dates           Rates       Value
=============================================================================================
Panama--3.22%
       $ 2,800   Republic of Panama                     01/16/23         9.375%    $3,038,000
---------------------------------------------------------------------------------------------
         7,952   Republic of Panama, PDI                07/17/16         1.938+     6,917,870
---------------------------------------------------------------------------------------------
                                                                                    9,955,870
=============================================================================================
Peru--2.73%
         9,480   Republic of Peru, FLIRB                03/07/17         4.500++    8,437,200
=============================================================================================
Philippines--2.32%
         6,935   Republic of Philippines                01/15/19         9.875      7,195,062
=============================================================================================
Poland--0.96%
         3,000   Republic of Poland                     01/15/14         5.250      2,970,000
=============================================================================================
Qatar--1.33%
         3,002   State of Qatar                         06/15/30         9.750      4,112,740
=============================================================================================
Russia--17.02%
                                                        07/24/05 to      8.250 to
        13,929   Russian Federation                     03/31/10        10.000     15,732,769
---------------------------------------------------------------------------------------------
        39,544   Russian Federation                     03/31/30         5.000++   36,948,739
---------------------------------------------------------------------------------------------
                                                                                   52,681,508
=============================================================================================
Trinidad & Tobago--3.23%
         3,000   Republic of Trinidad & Tobago (2)      10/03/04        11.750      3,273,000
---------------------------------------------------------------------------------------------
                                                        10/01/09 to      9.750 to
         5,200   Republic of Trinidad & Tobago          07/01/20         9.875      6,720,400
---------------------------------------------------------------------------------------------
                                                                                    9,993,400
=============================================================================================
Tunisia--0.80%
         2,250   Banque Centrale de Tunisie             04/25/12         7.375      2,486,250
=============================================================================================
Turkey--0.98%
         2,410   Republic of Turkey                     01/15/30        11.875      3,030,575
=============================================================================================
Ukraine--1.43%
                                                        03/15/07 to      7.650 to
         4,307   Republic of Ukraine                    06/11/13        11.000      4,432,148
=============================================================================================
Venezuela--4.95%
                                                        08/07/10 to      5.375 to
        15,074   Republic of Venezuela                  09/15/27         9.250     12,143,438
         3,428   Republic of Venezuela, DCB             12/18/07         1.875+     3,171,344
---------------------------------------------------------------------------------------------
                                                                                   15,314,782
=============================================================================================
Total Long-Term Debt Securities (cost--$234,617,322)                              276,771,172
=============================================================================================


--------------------------------------------------------------------------------
8

Global High Income Dollar Fund Inc.

Portfolio of Investments -- October 31, 2003

Number of
  Rights
  (000)                                                                                Value
----------------------------------------------------------------------------------------------
Rights--0.01%
----------------------------------------------------------------------------------------------
Mexico--0.01%
         7,540   United Mexican States Value Recovery Rights, Series B-E,
                    Expiration Date 06/30/04-06/30/07 (4)                              $24,505
----------------------------------------------------------------------------------------------
Venezuela--0.00%
            27   Venezuela Oil Indexed Payment Obligations,
                    Expiration Date 04/15/20 (4)                                             0
----------------------------------------------------------------------------------------------
Total Rights (cost--$0)                                                                 24,505
----------------------------------------------------------------------------------------------

Principal
  Amount                                                   Maturity    Interest
  (000)                                                     Dates       Rates
----------------------------------------------------------------------------------------------
Short-Term Debt Securities--8.58%
----------------------------------------------------------------------------------------------
United States--8.58%
       $23,076   Federal National Mortgage Association,   11/05/03 to  1.001% to
                    Discount Notes                        11/26/03     1.021* *     23,067,958
----------------------------------------------------------------------------------------------
         3,502   Federal Home Loan Mortgage Corp.,        11/04/03 to  1.004 to
                    Discount Notes                        11/07/03     1.020* *      3,501,302
----------------------------------------------------------------------------------------------
Total Short-Term Debt Securities (cost--$26,570,042)                                26,569,260
----------------------------------------------------------------------------------------------
Total Investments (cost $261,187,364)--98.01%                                      303,364,937
----------------------------------------------------------------------------------------------
Other assets in excess of liabilities--1.99%                                         6,151,481
----------------------------------------------------------------------------------------------
Net Assets--100%                                                                  $309,516,418
----------------------------------------------------------------------------------------------

Note: The Portfolio of Investments is listed by the issuer's country of origin.

+     Reflects rate at October 31, 2003 on variable rate instruments.
++    Reflects rate at October 31, 2003 on step coupon rate instruments.
*     In U.S. dollars unless otherwise indicated.
**    Interest rate reflects yield to maturity at date of purchase.
(1) Participation interest was acquired through the financial institution indicated parenthetically.
(2)   Illiquid securities represent 6.65% of net assets.
(3)   Bond interest in default.
(4) Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices, and inflation.
C     Front-Load Interest Reduction with Capitalized Interest Bond
DCB   Debt Conversion Bond
DISC  Discount Bond
FLIRB Front-Loaded Interest Reduction Bond
HUF   Hungary Forints
MXN   Mexican Pesos
NMB   New Money Bond
PAR   Par Bond
PDI   Past Due Interest Bond


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Portfolio of Investments -- October 31, 2003

Future Contracts

Number of              Contracts to                  In       Expiration     Unrealized
Contracts                 Deliver              Exchange for      Date       Depreciation
----------------------------------------------------------------------------------------
   155     U.S. Treasury Note 10 Year Futures  $17,406,015   December 2003   $(56,359)
----------------------------------------------------------------------------------------

Forward Foreign Currency Contracts

                                                                    Unrealized
                      Contracts to                     Maturity    Appreciation
                         Deliver     In Exchange for     Dates    (Depreciation)
================================================================================
Euro Dollar             2,052,554      USD 2,319,386   12/23/03     $ (57,771)
--------------------------------------------------------------------------------
Mexican Peso           22,541,474      USD 1,996,499   11/24/03       (38,026)
--------------------------------------------------------------------------------
Thailand Baht         151,714,822      USD 3,785,300   11/03/03       (16,600)
--------------------------------------------------------------------------------
Thailand Baht          56,600,000      USD 1,407,960   11/24/03       (10,260)
--------------------------------------------------------------------------------
Thailand Baht          75,486,000      USD 1,873,102   11/24/03       (18,344)
--------------------------------------------------------------------------------
United States Dollar    3,821,532    THB 151,714,820   11/03/03       (19,632)
--------------------------------------------------------------------------------
United States Dollar    7,767,682    THB 310,819,145   11/24/03        20,482
--------------------------------------------------------------------------------
                                                                    $(140,151)
--------------------------------------------------------------------------------

Currency Type Abbreviations:
THB - Thailand Baht
USD - United States Dollar

Investments By Type of Issuer

                                                        Percentage of Net Assets
                                                        ========================
                                                                        Other
                                                        Long-Term    Investments
================================================================================
Government and other public issuers                       77.84%           --
--------------------------------------------------------------------------------
U.S. Agency Obligations                                      --          8.58%
--------------------------------------------------------------------------------
Financial Services                                         5.25            --
--------------------------------------------------------------------------------
Minerals                                                   0.35            --
--------------------------------------------------------------------------------
Oil/Gas                                                    5.98            --
--------------------------------------------------------------------------------
Rights                                                       --          0.01
================================================================================
                                                          89.42%         8.59%
================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
10

Global High Income Dollar Fund Inc.

Statement of Assets and Liabilities -- October 31, 2003

Assets:
Investments in securities, at value (cost--$261,187,364)           $303,364,937
-------------------------------------------------------------------------------
Receivable for investments sold                                      27,827,537
-------------------------------------------------------------------------------
Interest receivable                                                   3,404,197
-------------------------------------------------------------------------------
Cash collateral for futures contracts                                   927,547
-------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency contracts            20,482
-------------------------------------------------------------------------------
Other assets                                                              8,208
===============================================================================
Total assets                                                        335,552,908
===============================================================================
Liabilities:
Payable for investments purchased                                    24,753,486
-------------------------------------------------------------------------------
Payable to custodian                                                    538,015
-------------------------------------------------------------------------------
Payable to investment advisor and administrator                         331,467
-------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency contracts           160,633
-------------------------------------------------------------------------------
Variation margin payable                                                 53,281
-------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  199,608
===============================================================================
Total liabilities                                                    26,036,490
===============================================================================
Net Assets:
Capital stock--$0.001 par value; 100,000,000 shares authorized;
 19,439,667 shares issued and outstanding                           268,246,555
-------------------------------------------------------------------------------
Distributions in excess of net investment income                       (711,053)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and other assets and
 liabilities denominated in foreign currencies                       41,980,916
===============================================================================
Net assets                                                         $309,516,418
===============================================================================
Net asset value per share                                                $15.92
===============================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Statement of Operations

                                                                    For the
                                                                   Year Ended
                                                                October 31, 2003
================================================================================
Investment income:
Interest                                                            $24,128,603
================================================================================
Expenses:
Investment advisory and administration fees                           3,730,496
--------------------------------------------------------------------------------
Custody and accounting fees                                             238,754
--------------------------------------------------------------------------------
Reports and notices to shareholders                                     104,346
--------------------------------------------------------------------------------
Professional fees                                                        61,103
--------------------------------------------------------------------------------
Directors' fees                                                          22,146
--------------------------------------------------------------------------------
Transfer agency fees                                                     18,980
--------------------------------------------------------------------------------
Other expenses                                                           75,367
================================================================================
                                                                      4,251,192
================================================================================
Net investment income                                                19,877,411
================================================================================
Realized and unrealized gains (losses) from investment activities:
Net realized gain from:
 Investment transactions                                             12,426,980
--------------------------------------------------------------------------------
 Foreign currency transactions                                        2,143,359
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                         33,037,627
--------------------------------------------------------------------------------
 Futures                                                                (56,359)
--------------------------------------------------------------------------------
 Other assets, liabilities and forward foreign currency contracts      (144,666)
--------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities         47,406,941
================================================================================
Net increase in net assets resulting from operations                $67,284,352
================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
12

Global High Income Dollar Fund Inc.

Statement of Changes in Net Assets

                                                                        For the Years Ended
                                                                            October 31,
                                                                   ============================
                                                                        2003           2002
===============================================================================================
From operations:
Net investment income                                               $19,877,411    $20,177,398
-----------------------------------------------------------------------------------------------
Net realized gain from investment transactions                       12,426,980      5,112,974
-----------------------------------------------------------------------------------------------
Net realized gain (loss) from foreign currency transactions           2,143,359       (126,228)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                         33,037,627      5,277,694
-----------------------------------------------------------------------------------------------
 Futures                                                                (56,359)            --
-----------------------------------------------------------------------------------------------
 Other assets, liabilities and forward foreign currency contracts      (144,666)         1,075
===============================================================================================
Net increase in net assets resulting from operations                 67,284,352     30,442,913
===============================================================================================
Dividends and distributions to shareholders from:
Net investment income                                               (22,097,218)   (25,458,379)
-----------------------------------------------------------------------------------------------
Net realized gains                                                  (10,316,523)            --
-----------------------------------------------------------------------------------------------
Return of capital                                                      (322,658)    (5,221,303)
-----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (32,736,399)   (30,679,682)
===============================================================================================
Net increase (decrease) in net assets                                34,547,953       (236,769)
===============================================================================================
Net assets:
Beginning of year                                                   274,968,465    275,205,234
===============================================================================================
End of year                                                        $309,516,418   $274,968,465
===============================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Notes to Financial Statements

Organization and Significant Accounting Policies

Global High Income Dollar Fund Inc. (the "Fund") was incorporated in Maryland on February 23, 1993 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with it's primary objective.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "Board"). All investments quoted in foreign currencies are valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.


--------------------------------------------------------------------------------
14

Global High Income Dollar Fund Inc.

Notes to Financial Statements

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterpart's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities--at the exchange rates prevailing at the end of the Fund's fiscal year; and (2) purchases and sales of investment securities and income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Notes to Financial Statements

Although the net assets and the market value of the Fund's portfolio are presented at the foreign exchange rates at the end of the Fund's fiscal year, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

Futures Contracts--The Fund may use financial futures contracts for hedging purposes and to adjust exposure to U.S. and foreign fixed income markets in connection with a reallocation of the Fund's assets or to manage the average duration of the Fund. However, imperfect correlations between futures contracts and the realted securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value.


--------------------------------------------------------------------------------
16

Global High Income Dollar Fund Inc.

Notes to Financial Statements

Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

Investment Advisor and Administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund's average weekly net assets.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Notes to Financial Statements

Securities Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., and UBS Securities LLC, indirect wholly owned subsidiaries of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. The Fund's lending agent is UBS Securities LLC. During the year ended October 31, 2003, the Fund did not lend securities.

Capital Stock

There are 100,000,000 shares of $0.001 par value common stock authorized and 19,439,667 shares outstanding at October 31, 2003. For the years ended October 31, 2003 and October 31, 2002, the Fund did not repurchase any shares of common stock.

For the period September 17, 1998 (commencement of repurchase program) through October 31, 2001, the Fund repurchased 3,297,000 shares of common stock at an average market price per share of $11.68 and a weighted average discount from net asset value of 14.88%. At October 31, 2003, paid-in-capital has been reduced by the cost of $38,698,693 of capital stock repurchased.

Federal Tax Status

For federal income tax purposes, the components of net unrealized appreciation of investments at October 31, 2003 were as follows:

Gross appreciation (investments having an excess of value over cost)  $48,554,224
---------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)   (7,183,501)
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                            $41,370,723
---------------------------------------------------------------------------------

For the year ended October 31, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $140,337,607 and $155,498,161, respectively.


--------------------------------------------------------------------------------
18

Global High Income Dollar Fund Inc.

Notes to Financial Statements

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

During the current fiscal year, the Fund utilized $2,355,275 of capital loss carryforwards to offset current year gains.

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

Distributions paid from:                             2003               2002
================================================================================
Ordinary income                                   $24,240,920        $25,458,379
--------------------------------------------------------------------------------
Net realized gains                                  8,172,821                 --
--------------------------------------------------------------------------------
Return of capital                                     322,658          5,221,303
================================================================================
                                                  $32,736,399        $30,679,682
================================================================================

At October 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Unrealized appreciation                                              $41,269,863
--------------------------------------------------------------------------------

The differences between book-basis and tax-basis unrealized appreciation is attributable to premium amortization adjustments.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended October 31, 2003, distributions in excess of net investment income were decreased by $12,537,722, accumulated net realized gain from investment transactions was decreased by $12,215,064 and capital stock was decreased by $322,658.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Financial Highlights

Selected data for a share of common stock outstanding thoughout each period is presented below:

                                                                           For the Years Ended October 31,
                                                                =====================================================
                                                                   2003       2002+      2001       2000       1999
=====================================================================================================================
Net asset value, beginning of year                                $14.14     $14.16     $14.42     $13.66     $13.02
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               1.02       1.04       1.24       1.48       1.10
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains from investment and
 foreign currency transactions                                      2.44       0.52       0.10       0.71       0.78
---------------------------------------------------------------------------------------------------------------------
Net increase from investment operations                             3.46       1.56       1.34       2.19       1.88
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                               (1.13)     (1.31)     (1.15)     (1.48)     (1.10)
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from investment
 transactions                                                      (0.53)        --         --         --      (0.30)
---------------------------------------------------------------------------------------------------------------------
Distributions from paid-in-capital                                 (0.02)     (0.27)     (0.46)        --         --
---------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                      --         --         --      (0.09)        --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                  (1.68)     (1.58)     (1.61)     (1.57)     (1.40)
---------------------------------------------------------------------------------------------------------------------
Net increase in net asset value resulting from repurchase
 of common stock                                                      --         --       0.01       0.14       0.16
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $15.92     $14.14     $14.16     $14.42     $13.66
---------------------------------------------------------------------------------------------------------------------
Market value, end of year                                         $17.07     $13.87     $12.98     $12.63     $11.50
---------------------------------------------------------------------------------------------------------------------
Total investment return(1)                                         36.52%     19.38%     15.80%     24.55%     13.23%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental data:
Net assets, end of year (000's)                                 $309,516   $274,968   $275,205   $281,955   $284,266
---------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                                      1.43%      1.43%      1.41%      1.39%      1.42%
---------------------------------------------------------------------------------------------------------------------
Net investment income to average net assets                         6.66%      7.23%      8.46%     10.12%      8.27%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               53%        57%        51%        43%        33%
---------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions.

+ As required, effective as of November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains from investment activities per share by $0.02, and decrease the ratio of net investment income to average net assets from 7.35% to 7.23%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.


--------------------------------------------------------------------------------
20

Global High Income Dollar Fund Inc.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors and Shareholders of Global High Income Dollar Fund Inc.

We have audited the accompanying statement of assets and liabilities of Global High Income Dollar Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2000 were audited by other auditors whose report dated December 27, 2000 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us, present fairly, in all material respects, the financial position of Global High Income Dollar Fund Inc. at October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                /s/ ERNST & YOUNG LLP


New York, New York
December 10, 2003


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Tax Information (unaudited)

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2003. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2004. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.


--------------------------------------------------------------------------------
22

Global High Income Dollar Fund Inc.

General Information (unaudited)

The Fund

Global High Income Dollar Fund Inc. (the "Fund") is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $63.3 billion in assets under management as of November 30, 2003.

Shareholder Information

The Fund's NYSE trading symbol is "GHI." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

Portfolio Management Change

In November 2003, the fund moved from having a single portfolio manager primarily responsible for day-to-day management to management by an investment team. Investment decisions for the Fund are now being made collectively by a global fixed income portfolio management team which does not include the former portfolio manager. This change brings the Fund more in line with UBS Global AM's team approach to investment management.

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

General Information (unaudited)

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund's market price exceeds its net asset value; a portion of a dividend may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.


--------------------------------------------------------------------------------
24

Global High Income Dollar Fund Inc.

General Information (unaudited)

Distribution Policy

The Fund's Board adopted a managed distribution policy in December 1999, which means that the Fund will make regular monthly distributions at an annualized rate equal to 11% of the Fund's net asset value, as determined as of the last trading day during the first week of that month (usually a Friday, unless the NYSE is closed that Friday). Prior to December 20, 1999, the Fund's distributions varied based on the Fund's net investment income and realized capital gains or losses.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would distribute that excess near the end of the fiscal year. If the aggregate amount distributed by the Fund (based on a fixed percentage of its net asset value) exceeds its taxable income, the amount of that excess would constitute a return of capital for tax purposes.

Monthly distributions based on a fixed percentage of the Fund's net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund's Board will annually reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Board of Directors & Officers

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified, or until he or she resigns or is otherwise removed. Officers are appointed by the directors and serve at the pleasure of the Board. The table below shows, for each director and officer, his or her name, address and age, the position held with the Fund, the length of time served as a director and officer of the Fund, the director's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by the director.

Interested Directors


                                             Term of
                                           Office+ and
                             Position(s)    Length of
       Name, Address,         Held with       Time             Principal Occupation(s)
          and Age                Fund        Served              During Past 5 Years
=============================================================================================
Margo N. Alexander*++; 56      Director   Since 1996   Mrs. Alexander is retired. She
                                                       was an executive vice president
                                                       of UBS Financial Services Inc.
                                                       (March 1984 to December 2002).
                                                       She was chief executive officer
                                                       (from January 1995 to October
                                                       2000), a director (from January 1995
                                                       to September 2001) and chairman
                                                       (from March 1999 to September
                                                       2001) of UBS Global AM.

Brian M. Storms*++; 49       Trustee and  Since 2003   Mr. Storms is chief executive officer
                               Chairman                of UBS Global Asset Management--
                                of the                 Americas region (since July 2002).
                               Board of                Mr. Storms was chief executive
                               Trustees                officer, president and/or chief
                                                       operating officer of UBS Global AM
                                                       and certain affiliated asset
                                                       management companies from 1999
                                                       to July 2002. He was president of
                                                       Prudential Investments (1996 to 1999).


--------------------------------------------------------------------------------
26

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex               Other Directorships
               Overseen by Director                   Held by Director
========================================================================
 Mrs. Alexander is a director or trustee            None
 of 17 investment companies (consisting
 of 37 portfolios) for which UBS Global
 AM or one of its affiliates serves as
 investment advisor, sub-advisor or manager.
 Mr. Storms is a director or trustee of 21          None
 investment companies (consisting of 80
 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Independent Directors

                                                Term of
                                              Office+ and
                                Position(s)    Length of
        Name, Address,           Held with       Time           Principal Occupation(s)
            and Age                 Fund        Served            During Past 5 Years
===========================================================================================
Richard Q. Armstrong; 68          Director   Since 1995   Mr. Armstrong is chairman and
R.Q.A. Enterprises                                        principal of R.Q.A. Enterprises
One Old Church Road -                                     (management consulting firm)
Unit # 6                                                  (since April 1991 and principal
Greenwich, CT 06830                                       occupation since March 1995).

David J. Beaubien; 69             Director   Since 2001   Mr. Beaubien is chairman of
84 Doane Road                                             Yankee Environmental Systems,
Ware, MA 01082                                            Inc., a manufacturer of
                                                          meteorological measuring systems.
                                                          (since 1991).

Richard R. Burt; 56               Director   Since 1995   Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave., N.W.                              LLC (international information and
Washington, D.C. 20004                                    security firm) and IEP Advisors
                                                          (international investments and
                                                          consulting firm).

Meyer Feldberg; 61                Director   Since 1996   Mr. Feldberg is Dean and Professor
Columbia University                                       of Management of the Graduate
101 Uris Hall                                             School of Business, Columbia
New York, New York 10027                                  University (since 1989).

Carl W. Schafer; 67               Director   Since 1996   Mr. Schafer is president of the
66 Witherspoon Street                                     Atlantic Foundation (charitable
#1100                                                     foundation) (since 1990).
Princeton, NJ 08542


--------------------------------------------------------------------------------
28

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

                     Number of
            Portfolios in Fund Complex                            Other Directorships
               Overseen by Director                                Held by Director
================================================================================================
 Mr. Armstrong is a director or trustee of 17        None
 investment companies (consisting of 37
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.

 Mr. Beaubien is a director or trustee of 17         Mr. Beaubien is also a director of IEC
 investment companies (consisting of 37              Electronics, Inc., a manufacturer of
 portfolios) for which UBS Global AM or one          electronic assemblies.
 of its affiliates serves as investment advisor,
 sub-advisor or manager.

 Mr. Burt is a director or trustee of 17             Mr. Burt is also a director of Hollinger
 investment companies (consisting of 37              International, Inc. (publishing), HCL
 portfolios) for which UBS Global AM or one          Technologies, Ltd. (software and
 of its affiliates serves as investment advisor,     information technologies), The Central
 sub-advisor or manager.                             European Fund, Inc., The Germany Fund,
                                                     Inc., IGT, Inc. (provides technology to
                                                     gaming and wagering industry) and
                                                     chairman of Weirton Steel Corp. (makes
                                                     and finishes steel products). He is also
                                                     a director or trustee of funds in the
                                                     Scudder Mutual Funds Family (consisting
                                                     of 47 portfolios).

 Dean Feldberg is a director or trustee of 31        Dean Feldberg is also a director of
 investment companies (consisting of 51              Primedia Inc. (publishing), Federated
 portfolios) for which UBS Global AM or one          Department Stores, Inc. (operator of
 of its affiliates serves as investment advisor,     department stores), Revlon, Inc.
 sub-advisor or manager.                             (cosmetics) and Select Medical Inc.
                                                     (healthcare services) and SAPPI, Ltd.
                                                     (producer of paper).

 Mr. Schafer is a director or trustee of 17          Mr. Schafer is also a director of Labor
 investment companies (consisting of 37              Ready, Inc. (temporary employment),
 portfolios) for which UBS Global AM or one          Roadway Corp. (trucking), Guardian Life
 of its affiliates serves as investment advisor,     Insurance Company Mutual Funds
 sub-advisor or manager.                             (consisting of 19 portfolios), the Harding,
                                                     Loevner Funds (consisting of 3 portfolios),
                                                     E.I.I. Realty Securities Trust (investment
                                                     company) and Frontier Oil Corporation.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Independent Directors (concluded)

                                              Term of
                                            Office+ and
                              Position(s)    Length of
       Name, Address,          Held with       Time           Principal Occupation(s)
           and Age                Fund        Served            During Past 5 Years
==========================================================================================
William D. White; 69            Director   Since 2001   Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972


--------------------------------------------------------------------------------
30

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

                    Number of
            Portfolios in Fund Complex               Other Directorships
               Overseen by Director                   Held by Director
=========================================================================
 Mr. White is a director or trustee of 17           None
 investment companies (consisting of 37
 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Officers

                                               Term of       Principal Occupation(s) During
                                             Office+ and        Past 5 Years; Number of
                          Position(s) Held    Length of      Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served     Which Person Serves as Officer
=============================================================================================
 W. Douglas Beck*; 36    Vice President     Since 2003    Mr. Beck is an executive director
                                                          and head of mutual fund
                                                          product management of UBS
                                                          Global AM (since 2002). From
                                                          March 1998 to November
                                                          2002, he held various positions
                                                          at Merrill Lynch, the most recent
                                                          being first vice president and
                                                          co-manager of the managed
                                                          solutions group. Mr. Beck is vice
                                                          president of 20 investment
                                                          companies (consisting of 78
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves
                                                          as investement adivsor, sub-
                                                          advisor or manager.

 Thomas Disbrow*; 37     Vice President     Since 2000    Mr. Disbrow is a director and a
                         and Assistant                    senior manager of the mutual
                         Treasurer                        fund finance department of
                                                          UBS Global AM. Prior to
                                                          November 1999, he was a
                                                          vice president of Zweig/Glaser
                                                          Advisers. Mr. Disbrow is a
                                                          vice president and assistant
                                                          treasurer of 17 investment
                                                          companies (consisting of 37
                                                          portfolios) for which UBS
                                                          Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or
                                                          manager.


--------------------------------------------------------------------------------
32

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Officers (continued)

                                                  Term of       Principal Occupation(s) During
                                                Office+ and         Past 5 Years; Number of
                             Position(s) Held    Length of      Portfolios in Fund Complex for
Name, Address, and Age         with the Fund    Time Served     Which Person Serves as Officer
================================================================================================
 Amy R. Doberman*; 41       Vice President     Since 2000    Ms. Doberman is a managing
                            and Secretary                    director and general counsel of
                                                             UBS Global AM. From December
                                                             1997 through July 2000, she
                                                             was general counsel of Aeltus
                                                             Investment Management, Inc.
                                                             Ms. Doberman is vice president
                                                             and assistant secretary of five
                                                             investment companies
                                                             (consisting of 44 portfolios) and
                                                             vice president and secretary of
                                                             17 investment companies
                                                             (consisting of 37 portfolios) for
                                                             which UBS Global AM or one of
                                                             its affiliates serves as investment
                                                             advisor, sub-advisor or manager.

 David M. Goldenberg*; 37   Vice President     Since 2002    Mr. Goldenberg is an executive
                            and Assistant                    director and deputy general
                            Secretary                        counsel of UBS Global AM.
                                                             From 2000 to 2002 he was
                                                             director, legal affairs at Lazard
                                                             Asset Management. Mr.
                                                             Goldenberg served in various
                                                             capacities, including most
                                                             recently as global director of
                                                             compliance for SSB Citi Asset
                                                             Management Group from
                                                             1996 to 2000. Mr. Goldenberg
                                                             is a vice president and
                                                             secretary of five investment
                                                             companies (consisting of 44
                                                             portfolios) and a vice president
                                                             and assistant secretary of 17
                                                             investment companies
                                                             (consisting of 37 portfolios) for
                                                             which UBS Global AM or one
                                                             of its affiliates serves as
                                                             investment advisor, sub-advisor
                                                             or manager.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Officers (continued)

                                               Term of      Principal Occupation(s) During
                                             Office+ and       Past 5 Years; Number of
                          Position(s) Held    Length of     Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served    Which Person Serves as Officer
==========================================================================================
 Kevin J. Mahoney*; 38   Vice President     Since 1999    Mr. Mahoney is a director
                         and Assistant                    and a senior manager of
                         Treasurer                        the mutual fund finance
                                                          department of UBS Global
                                                          AM. Prior to April 1999, he
                                                          was the manager of the
                                                          mutual fund internal control
                                                          group of Salomon Smith
                                                          Barney. Mr. Mahoney is a
                                                          vice president and assistant
                                                          treasurer of 17 investment
                                                          companies (consisting of 37
                                                          portfolios) for which UBS
                                                          Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or
                                                          manager.

 John Penicook+++; 45    Vice President     Since 2002    Mr. Penicook is a managing
                                                          director and global head of
                                                          fixed income of UBS Global
                                                          Asset Management (Americas)
                                                          Inc. and UBS Global AM. Mr.
                                                          Penicook is a vice president of
                                                          three investment companies
                                                          (consisting of three portfolios)
                                                          for which UBS Global AM or
                                                          one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.


--------------------------------------------------------------------------------
34

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Officers (continued)

                                               Term of      Principal Occupation(s) During
                                             Office+ and       Past 5 Years; Number of
                          Position(s) Held    Length of     Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served    Which Person Serves as Officer
===========================================================================================
 Paul H. Schubert*; 40   Vice President     Since 1994    Mr. Schubert is an executive
                         and Treasurer                    director and head of the
                                                          mutual fund finance
                                                          department of UBS Global
                                                          AM. Mr. Schubert is treasurer
                                                          and principal accounting
                                                          officer of three investment
                                                          companies (consisting of 41
                                                          portfolios) a vice president and
                                                          treasurer of 18 investment
                                                          companies (consisting of 38
                                                          portfolios), and treasurer and
                                                          chief financial officer of one
                                                          investment company
                                                          (consisting of two portfolios)
                                                          for which UBS Global AM or
                                                          one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.

 Joseph A. Varnas*; 36   President          Since 2003    Mr. Varnas is a managing
                                                          director (since March 2003),
                                                          chief technology officer (since
                                                          March 2001) and head of
                                                          product, technology and
                                                          operations of UBS Global
                                                          AM (since November 2002).
                                                          From 2000 to 2001, he
                                                          was manager of product
                                                          development in Investment
                                                          Consulting Services at UBS
                                                          Financial Services Inc. Mr.
                                                          Varnas was a senior analyst in
                                                          the Global Securities Research
                                                          and Economics Group at
                                                          Merrill Lynch from 1995 to
                                                          1999. Mr. Varnas is president
                                                          of 21 investment companies
                                                          (consisting of 79 portfolios)
                                                          for which UBS Global AM or
                                                          one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Supplemental Information (unaudited)

Officers (concluded)

                                               Term of      Principal Occupation(s) During
                                             Office+ and        Past 5 Years; Number of
                          Position(s) Held    Length of     Portfolios in Fund Complex for
Name, Address, and Age      with the Fund    Time Served    Which Person Serves as Officer
============================================================================================
 Keith A. Weller*; 42    Vice President     Since 1995    Mr. Weller is a director and
                         and Assistant                    senior associate general
                         Secretary                        counsel of UBS Global AM.
                                                          Mr. Weller is a vice president
                                                          and assistant secretary of 17
                                                          investment companies
                                                          (consisting of 37 portfolios) for
                                                          which UBS Global AM or one
                                                          of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.

----------------------
  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
  + Each Director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified, or until he or she resigns or is otherwise removed. Each director who has attained the age of seventy-two
    (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Fund are appointed by the Directors and serve at the pleasure of the Board.
 ++ Mrs. Alexander and Mr. Storms are "interested persons" of the Fund as defined in the 1940 Act by virtue of their present or former positions with UBS Global AM and/or its affiliates.
+++ This person's business address is One North Wacker Drive, Chicago, IL 60606.


--------------------------------------------------------------------------------
36

Directors
Brian M. Storms
Chairman

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

Principal Officers
Joseph A. Varnas
President

Amy R. Doberman
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

W. Douglas Beck
Vice President

Investment Advisor and Administrator
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]

     UBS GLOBAL ASSET MANAGEMENT
     51 West 52nd Street
     New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR : Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 6. [Reserved by SEC for future use. ]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed - End Management Investment Companies.

The registrant's Board of Directors believes that the voting of proxies on securities held by the registrant is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the registrant's advisor. Following is a summary of the proxy voting policy of the advisor.

Corporate Governance Philosophy, Voting Guidelines and Policy Summary

The proxy voting policy of UBS Global Asset Management (US) Inc. ("UBS Global AM") is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and
(5) believes that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interests in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 9. Controls and Procedures.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

    (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    December 30, 2003
         ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    December 30, 2003
         ---------------------

By:      /s/ Paul H. Schubert
         ---------------------
         Paul H. Schubert
         Treasurer

Date:    December 30, 2003
         ---------------------